Inventories	6 Months Ended
Jun. 30, 2026
Classes of current inventories [abstract]
Inventories	Inventories

	As of June 30,	As of December 31,
(in millions of $)	2026	2025
Raw materials and consumables	252	336
Inventories in process	34	56
Finished goods	85	82
Total inventories	371	474
The cost of inventories, which is recognized under “Cost of sales” on the unaudited condensed consolidated statements of profit or loss, amounted to $114 million for the six months ended June 30, 2026 (compared to $119 million for the six months ended June 30, 2025).